Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details Narrative)			3 Months Ended		12 Months Ended
	Jul. 24, 2019 $ / shares shares	Jun. 24, 2019 $ / shares shares	Sep. 30, 2019 USD ($) Integer $ / shares shares	Sep. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) Integer $ / shares shares	Jun. 30, 2018 USD ($) Integer $ / shares shares	Sep. 21, 2018 shares	Sep. 20, 2018 shares	Jan. 23, 2018 shares	Jan. 22, 2018 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock	one-for-five hundred (1:500)	one-for-five hundred (1:500)
Common stock, shares authorized | shares	100,000,000	100,000,000	100,000,000		100,000,000	100,000,000	4,000,000,000	400,000,000	400,000,000	100,000,000
Common stock, par value | $ / shares	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Recognized an exchange loss on foreign currency translation			$ 563,687	$ 276,216	$ 709,069	$ 499,678
Exchange rates to translate amounts			0.6746		0.7153	0.7399
Cash equivalents
Value added tax receivable			$ 5,874		$ 5,439	6,257
Income tax percentage description			On December 22, 2017, the passage of legislation commonly referred to as the Tax Cuts and Jobs Act ("TCJA") was enacted and significantly revised the U.S. income tax law. The TCJA includes changes, which reduce the corporate income tax rate from 34% to 21% for fiscal years beginning after December 31, 2017.		On December 22, 2017, the passage of legislation commonly referred to as the Tax Cuts and Jobs Act ("TCJA") was enacted and significantly revised the U.S. income tax law. The TCJA includes changes, which reduce the corporate income tax rate from 34% to 21% for fiscal years beginning after December 31, 2017.
Income tax percentage					21.00%
Research and development costs			$ 65,372	56,193	$ 260,335	1,825,728
Tax credits			$ 108,894		$ 115,437	$ 179,306
Debt conversion percentage			4.99%		4.99%
Debt conversion percentage, description			Each holder of the notes has agreed to a 4.99% beneficial ownership conversion limitation (subject to certain noteholders' ability to increase such limitation to 9.99% upon 60 days' notice to the Company)		Each holder of the notes has agreed to a 4.99% beneficial ownership conversion limitation, (subject to certain noteholders' ability to increase such limitation to 9.99% upon 60 days' notice to the Company)
Stock Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount | shares			59,644		59,644	1,144
Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of convertible notes payable converted common shares | Integer			14		10	20
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount | shares			975,059		59	291
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount | shares			4,089,765		1,810,347	207,397
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income tax percentage			34.00%
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income tax percentage			21.00%
AUD into USD Currency [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exchange rates to translate amounts				0.7238
Average exchange rate				0.7315
Intercompany Loans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Recognized an exchange loss on foreign currency translation			$ 480,000